SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Unrealized loss recorded in accumulated other comprehensive income (loss)	$ 297	$ 0
Notional amount	17,089	0
Derivative Assets	1,901	0
Derivative Liabilities	(329)	(3,791)
Other Comprehensive Income (Loss), Derivative, Excluded Component, Increase (Decrease), after Adjustments and Tax	297	0
Gain (loss) recognized in statements of income	4,259	(464)
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Derivative, Excluded Component, Increase (Decrease), after Adjustments and Tax	297	0
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	(68)	2,406
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	59,068	100,981
Foreign exchange option and forward contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1,400	0
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Derivative, Excluded Component, Increase (Decrease), after Adjustments and Tax	0	0
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	2,135	(750)
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	2,192	(2,120)
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	297	0
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(329)	(3,582)
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Other Comprehensive Income (Loss), Derivative, Excluded Component, Increase (Decrease), after Adjustments and Tax	0	0
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	204	0
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0	$ (209)